Cover	Apr. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K (Form 8-K/A) amends the Original Form 8-K to provide the audited financial statements of 374Water and the pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively.
Document Period End Date	Apr. 16, 2021
Entity File Number	000-27866
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Entity Tax Identification Number	88-0271109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9300 S. Dadeland Blvd.,
Entity Address, Address Line Two	Suite 600,
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	(305)
Local Phone Number	670-3370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false